Business and segmental reporting - Additional information (Details)	12 Months Ended
Dec. 31, 2017
Time charters [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	1.00%
Voyage Services [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	79.00%
Pooling Arrangements [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.00%